Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of due from related parties
Name of Related Party	Nature of Relationship
Beijing Taiying Anrui Holding Co., Ltd. (“Beijing Taiying”)	Sole Shareholder

Guangxi Shenggu Human Resource Management Co., Ltd. (“GSHR”)	Controlled by Gary Wang

Beijing Jiate Information Technology Co., Ltd. (“Jiate”)	Noncontrolling shareholder of HTCC prior to November 8, 2020

Jiangsu Sound Valley Human Resource Management Co., Ltd. (“JSVH”)	Controlled by Gary Wang

Beijing Shenggu Education Investment Co., Ltd. (“BSEI”)	Controlled by Gary Wang

Shenzhen Shenggu Human Resources Management Co., Ltd. (“SSHR”)	Controlled by Gary Wang

Tai’an Taiying Wealth and Equity Investment and Management Co., Ltd. (“TWIC”)	David Wang being the legal person of TWIC

Schedule of related party
	December 31,
Name of Related Party	2020	2019	Nature of Transaction Associated with the Balance
PREPAYMENTS - RELATED PARTIES
Beijing Taiying	$81,192	$90,429	Prepayment for services
SSHR	277,950	-	Prepayment for services
Prepayments - related parties, total	$359,142	$90,429

DUE FROM RELATED PARTIES, CURRENT
JSVH	$240,286	$-	A loan bearing annual interest of 4.35%. Loan matures on December 14, 2021.
Beijing Taiying	229,790	-	Interest-free loan payable on demand
Due from related parties, current, total	$470,076	$-

DUE FROM RELATED PARTY, NON-CURRENT
JSVH	$-	$215,307	A loan bearing annual interest rate of 4.35%
Due from related party, non-current, total	$-	$215,307

ACCOUNTS PAYABLE - RELATED PARTIES
JSVH	$18,775	$60,664	Outstanding unpaid human resource service fee
SSHR	242,015	88,994	Outstanding unpaid human resource service fee
Accounts payable - related parties, total	$260,790	$149,658

EQUITY INVESTMENT
TWIC	$1,532	$1,435	Equity investment (See Note 4)
Equity investment, total	$1,532	$1,435